CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,015,121	$ 157,174	$ 870
Prepaid expenses and other current assets	487,767	519,620	335,498
Total current assets	1,502,888	676,794	336,368
PROPERTY AND EQUIPMENT - Net	0	0	18,389
OTHER ASSETS	646,143	533,143	0
TOTAL ASSETS	2,149,031	1,209,937	354,757
CURRENT LIABILITIES:
Accounts payable	972,993	2,596,848	2,052,765
Accrued liabilities	176,986	150,049	77,208
Debenture deposits	587,500	0
Related Party liabilities	246,848	222,083	222,230
Note Payable	650,000	740,000	150,000
Current portion of warrant liability	0	232,988	281,143
Current portion of derivative liability	1,544,443	26,893	45,180
Current portion of convertible promissory notes, net of debt discount	485,936	768,892	714,261
Total current liabilities	4,664,706	4,737,753	3,542,787
Stock warrants liability, net of current portion		0	2,788
Derivative liability, net of current portion		0	95,526
Convertible Promissory Notes - Net of current portion		0	63,600
Total liabilities		4,737,753	3,704,701
COMMITMENTS AND CONTINGENCIES (Note 7)
SERIES D CONVERTIBLE PREFERRED STOCK ($1,000 Stated Value; 1,300 shares designated and authorized; 1,299.327 shares issued and outstanding as of September 30, 2013)	838,894	0
STOCKHOLDERS’ DEFICIT:
Convertible preferred stock, $0.001 par value - authorized, 10,000,000 shares, 250,000 shares designated as Series A, par value $0.001, -0- and 250,000 shares issued and outstanding as of September 30, 2013 and December 31, 2012, respectively	0	250	0
Convertible preferred stock, $0.001 par value - authorized, 10,000,000 shares, 2,500,000 shares designated as Series B, par value $0.001, -0- shares issued and outstanding as of September 30, 2013 and December 31, 2012	0	0
Convertible preferred stock, $0.001 par value - authorized, 10,000,000 shares, 750,000 shares designated as Series C, par value $0.001, 375,000 and -0- shares issued and outstanding as of September 30, 2013 and December 31, 2012, respectively	375	0
Common stock, $0.001 par value - authorized 1,000,000,000 shares; 530,403,308 and 342,516,931 shares issued and outstanding as of September 30, 2013 and December 31, 2012, respectively	530,404	342,517	80,937
Additional paid-in capital	13,760,385	7,991,465	3,295,549
Deficit accumulated during the development stage	(17,645,733)	(11,862,048)	(6,726,430)
Total stockholders’ deficit	(3,354,569)	(3,527,816)	(3,349,944)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 2,149,031	$ 1,209,937	$ 354,757